Net income (loss) per share - Schedule of basic and diluted net (loss) income per share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Numerator:
Net loss	$ (29,373)	$ (83,661)	$ (68,979)
Denominator:
Weighted-average shares used in computing net loss per share, basic (in shares)	77,752,960	75,718,623	53,201,603
Weighted-average shares used in computing net loss per share, diluted (in shares)	77,752,960	75,718,623	53,201,603
Net loss per share, basic (in USD per share)	$ (0.38)	$ (1.10)	$ (1.30)
Net loss per share, diluted (in USD per share)	$ (0.38)	$ (1.10)	$ (1.30)